Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 53,943	€ 62,192
Additions	4,950	4,407
Depreciation capitalized	118	104
Depreciation	(5,966)	(6,205)
Reversals	1,535	648
Impairment	(1,626)	(3,754)
Write-off	(352)	(305)
Currency translation differences	3,688	(4,140)
Initial recognition and changes in estimates	195	955
Changes in the scope of consolidation	(252)
Other changes	66	41
Property, plant and equipment - end of the year	56,299	53,943
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,128	1,218
Additions	18	12
Depreciation	(49)	(55)
Reversals		13
Impairment	(101)	(82)
Write-off	(1)
Currency translation differences	2	(2)
Changes in the scope of consolidation	22
Transfers	50	39
Other changes	2	(15)
Property, plant and equipment - end of the year	1,071	1,128
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	39,648	46,492
Additions	8	6
Depreciation	(5,421)	(5,642)
Reversals	1,080	183
Impairment	(90)	(1,551)
Currency translation differences	2,956	(3,325)
Initial recognition and changes in estimates	200	870
Transfers	3,841	2,677
Other changes	120	(62)
Property, plant and equipment - end of the year	42,342	39,648
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,299	3,632
Additions	277	229
Depreciation	(496)	(508)
Reversals	118	342
Impairment	(768)	(972)
Write-off	(2)	(1)
Currency translation differences	66	(75)
Changes in the scope of consolidation	1,001
Transfers	409	755
Other changes	(54)	(103)
Property, plant and equipment - end of the year	3,850	3,299
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,341	1,563
Additions	380	265
Depreciation capitalized	28	4
Write-off	(331)	(296)
Currency translation differences	106	(119)
Initial recognition and changes in estimates	(9)	(9)
Changes in the scope of consolidation	(199)
Transfers	(44)	(47)
Other changes	(28)	(20)
Property, plant and equipment - end of the year	1,244	1,341
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	7,118	7,412
Additions	3,413	3,127
Depreciation capitalized	90	100
Reversals	337	98
Impairment	(85)	(567)
Write-off	(18)	(7)
Currency translation differences	546	(605)
Initial recognition and changes in estimates	4	94
Changes in the scope of consolidation	(1,119)
Transfers	(3,797)	(2,630)
Other changes	56	96
Property, plant and equipment - end of the year	6,545	7,118
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,409	1,875
Additions	854	768
Reversals		12
Impairment	(582)	(582)
Write-off		(1)
Currency translation differences	12	(14)
Changes in the scope of consolidation	43
Transfers	(459)	(794)
Other changes	(30)	145
Property, plant and equipment - end of the year	1,247	1,409
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	184,641
Property, plant and equipment - end of the year	198,746	184,641
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,082
Property, plant and equipment - end of the year	4,175	4,082
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	136,468
Property, plant and equipment - end of the year	149,117	136,468
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	28,839
Property, plant and equipment - end of the year	30,618	28,839
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,341
Property, plant and equipment - end of the year	1,244	1,341
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	11,169
Property, plant and equipment - end of the year	10,485	11,169
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,742
Property, plant and equipment - end of the year	3,107	2,742
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(130,698)
Property, plant and equipment - end of the year	(142,447)	(130,698)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,954)
Property, plant and equipment - end of the year	(3,104)	(2,954)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(96,820)
Property, plant and equipment - end of the year	(106,775)	(96,820)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(25,540)
Property, plant and equipment - end of the year	(26,768)	(25,540)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(4,051)
Property, plant and equipment - end of the year	(3,940)	(4,051)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(1,333)
Property, plant and equipment - end of the year	€ (1,860)	€ (1,333)